TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Income Tax Rate
	Year ended December 31,
	2024	2023	2022

Income (loss) before taxes as reported in the statements of operations	$4,614	$(1,329)	$1,625

Tax rate (*)	26.5%	23%	23%

Theoretical tax	$1,223	$(306)	$374

Increase (decrease) in taxes:

Non-deductible items	163	202	177
Losses and other items for which a valuation allowance was provided	172	286	230
Repatriation of undistributed earnings	(132)	(260)	-
Realization of carryforward tax losses for which valuation allowance was provided	-	-	(175)
Changes in valuation allowance	-	-	(1,362)
Tax rate differences in subsidiaries and benefit from reduced tax rates	(83)	(7)	110
Provision for uncertain tax positions	757	140	(993)
Taxes in respect of prior years	11	(80)	(562)
Investment tax credit	27	(68)	(204)
Other	(161)	53	1

Taxes on income (tax benefit) in the statements of operations	$1,977	$(40)	$(2,404)

(*) Based on the Canadian statutory income tax rate of 26.5% for 2024 and the Israeli statutory income tax rate of 23% for 2023 and 2022.

Schedule of Income Taxes
	Year ended December 31,
	2024	2023	2022

Current	$1,739	$(239)	$(899)
Deferred	238	199	(1,505)

	$1,977	$(40)	$(2,404)

	Year ended December 31,
	2024	2023	2022

Domestic (*)	$1,049	$(28)	$(1,583)
Foreign	928	(12)	(821)

	$1,977	$(40)	$(2,404)

(*) Domestic refers to Canada for 2024 and to Israel for 2023 and 2022.

Schedule of Deferred Tax Assets and Liabilities
	December 31,
	2024	2023
Deferred tax assets:

Operating losses carry forwards	$2,091	$2,288
Capital losses carry forwards	1,327	2,499
Reserves, tax allowances, operating lease and others	1,998	2,341

Total deferred taxes before valuation allowance	5,416	7,128
Valuation allowance	(3,970)	(5,184)

Deferred tax assets, net:	1,446	1,944

Deferred tax liabilities:

Property and equipment, intangible assets, operating lease and others	(453)	(595)
Undistributed earnings of subsidiaries	(278)	(430)

Deferred tax liabilities:	(731)	(1,025)

Net deferred tax assets (liability)	$715	$919

Domestic (*)	$(179)	$(430)

Foreign	$894	$1,349

(*) Domestic refers to Canada for 2024 and to Israel for 2023.

Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes
	Year ended December 31,
	2024	2023	2022

Domestic (*)	$2,367	$(992)	$(2,182)
Foreign	2,247	(337)	3,807

	$4,614	$(1,329)	$1,625

(*) Domestic refers to Canada for 2024 and to Israel for 2023 and 2022.

Schedule of Reconciliation of Unrecognized Tax Benefits
	December 31,
	2024	2023

Balance at the beginning of the year	$1,113	$1,053

Additions based on tax positions taken related to the current year	1,335	148
Reduction related to expirations of statute of limitations or settlements of tax matters	(578)	(92)
Foreign currency translation adjustments	4	4

Balance at the end of the year	$1,874	$1,113